Leases (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 19,250	$ 2,791	¥ 25,666
Operating lease liabilities, current	1,696	246	4,315
Operating lease liabilities, non-current	¥ 4,789	$ 694	¥ 3,665
Weighted average remaining lease terms	3 years 9 months 14 days	3 years 9 months 14 days	2 years 4 months 9 days
Weighted average discount rate	4.41%	4.41%	4.75%